FINANCIAL ASSETS AND LIABILITIES - Summary of Derivative Financial Instruments (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total financial instruments		R$ (1,139,180)	R$ 3,656,765
Current assets		1,086,698	194,878
Non-current assets		3,065,054	4,538,048
Current liabilities		(1,039,357)	(925,650)
Non-current liabilities		(4,251,575)	(150,511)
Total		(1,139,180)	3,656,765
Notional		6,391,961
Mark-to-market income		(6,489,668)	(188,956)	R$ 5,594,511
CSAN3 [member]
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 1,265,790
The contracted value of CSAN3 shares with total return swap (in shares)		77,236,212
RAIL3 [member]
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 244,647
The contracted value of CSAN3 shares with total return swap (in shares)		15,440,900
Swap agreements (TRS) [member]
Disclosure of detailed information about financial instruments [line items]
Mark-to-market income		R$ 375,693	57,704
Foreign exchange rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional		729,226	3,313,428
Fair value		46,619	21,305
Foreign exchange rate derivatives [member] | Forward agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional	[1]	53,012	3,313,428
Fair value	[1]	(485)	21,305
Foreign exchange rate derivatives [member] | FX option agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional		676,214
Fair value		25,360
Foreign exchange rate derivatives [member] | Commodity Option Agreements [Member]
Disclosure of detailed information about financial instruments [line items]
Notional	[2]
Fair value	[2]	21,744
Electricity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional			1,407,476
Fair value			(248,123)
Electricity derivatives [member] | Forward agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional			1,407,476
Fair value			(248,123)
Foreign exchange and interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional		49,328,118	22,834,306
Fair value		895,030	3,613,121
Foreign exchange and interest rate risk [member] | Swap agreements (interest) [member]
Disclosure of detailed information about financial instruments [line items]
Notional	[3]	9,255,278	3,019,917
Fair value	[3]	(155,518)	154,654
Foreign exchange and interest rate risk [member] | Swap agreements (interest and FX) [member]
Disclosure of detailed information about financial instruments [line items]
Notional	[4]	17,191,070	13,223,981
Fair value	[4]	790,840	3,380,554
Foreign exchange and interest rate risk [member] | Forward agreements (interest and FX)
Disclosure of detailed information about financial instruments [line items]
Notional	[5]	12,811,427
Fair value	[5]	760,152
Foreign exchange and interest rate risk [member] | Swap agreements (interest and inflation)
Disclosure of detailed information about financial instruments [line items]
Notional	[3]	10,070,343	6,590,408
Fair value	[3]	(500,444)	77,913
Share Price Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Notional		24,041,701	1,074,113
Fair value		(2,080,829)	270,462
Share Price Risk [Member] | Swap agreements (TRS) [member]
Disclosure of detailed information about financial instruments [line items]
Notional	[6]	1,515,827	1,074,113
Fair value	[6]	43,130	270,462
Share Price Risk [Member] | Call Spread [Member]
Disclosure of detailed information about financial instruments [line items]
Notional	[5]	5,594,212
Fair value	[5]	1,954,493
Share Price Risk [Member] | Collar (Vale Shares) [member]
Disclosure of detailed information about financial instruments [line items]
Notional	[5]	16,931,662
Fair value	[5]	R$ (4,078,452)

[1]	To hedge exposures and expenses in foreign currency, the Company and its subsidiaries have foreign exchange forward agreements and/or options indexed to foreign exchange.
[2]	Call options on Brent for hedging purposes, intended to provide protection in the event that the commodity's price rises above the agreed-upon price due to the Russia-Ukraine war.
[3]	The Company structured derivatives to protect against exposure to pre-fixed interest in Reais in order to convert such debt into floating rate debt.
[4]	The Company and its subsidiary Rumo conduct interest and foreign exchange swap operations, making the Company active in U.S. Dollar + fixed interest and passive in a portion of the CDI. In interest and inflation Swap operations, the Company is active in IPCA + fixed interest and passive in CDI percentage.
[5]	The Company structured derivatives, as described in Note 1.3, to protect against price fluctuations in Vale's shares.
[6]	The Company entered into a Total Return Swap ("TRS") agreement with commercial banks. According to the TRS, which will have a financial settlement, Cosan will receive the return on the price variation of CSAN3 and RAIL3 shares, adjusted for dividends for the period, and will pay annual interest referenced to CDI + Spread. The contracted equivalent quantity of CSAN3 shares with TRS was 77,236,212 shares, and the initial total was R$1,265,790. The total initial value of RAIL3 shares through the TRS was R$244,647 and their contracted equivalent value was 15,440,900 shares. A portion of these operations is guaranteed by RAIL3 shares issued by Rumo. The Company's fair value loss on the TRS for the year ended December 31, 2022 was R$375,693 (a fair value gain of R$57,704 on December 31, 2021).